Trade Payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
TRADE PAYABLES	NOTE 10: TRADE PAYABLES
	December 31,
	2019	2018
Open debt	$1,320	$2,243
Trade payables are non-interest bearing and are normally settled on up to 90 day terms.